OTHER LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Deferred revenues on prepaid cards	$ 1,722	$ 1,678
Deferred revenues on connection fees and international capacity leases	966	617
Compensation for directors and members of the Supervisory Committee		22
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)		5
Other	367	790
Other current liabilities	3,055	3,112
Non-current
Deferred revenues on connection fees and international capacity leases	595	604
Pension benefits (Note 3.m)	647	637	$ 673
Other	8	504
Other non-current liabilities	1,250	1,745
Total other liabilities	$ 4,305	$ 4,857